EQUITY - Company Common Stock (Q1) (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Jul. 15, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock outstanding (in shares)		0
Company Stock, Voting Ownership		55.20%
SmarterChaos Sellers
Class of Stock [Line Items]
Economic Ownership in DMSH	0.50%
Class A Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares)	33,687,000	32,392,576		0
Economic Ownership in DMSH	56.20%	55.20%
Economic Ownership in the Company	100.00%	100.00%
Company Stock, Voting Ownership		55.50%	56.40%
Class B Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares)	25,999,000	25,999,464		0
Economic Ownership in DMSH	43.30%	44.30%
Economic Ownership in the Company	0.00%	0.00%
Company Stock, Voting Ownership		44.50%	43.60%